Non-Interest Expense Detail (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Non-interest Expense Detail
Schedule of Selling General and Administrative Expenses

The following table displays our selling, general and administrative (“SG&A”) expenses:

	For the Six Months Ended June 30,
	2022	2021
Selling, general and administrative expenses
Legal and accounting	$153	$126
Salaries and related expenses	789	328
Board related expenses	50	50
Advertising	62	61
Rent and utilities	43	22
Loan and foreclosed asset expenses	142	237
Travel	78	60
Other	93	91
Total SG&A	$1,410	$975

The following table displays our selling, general and administrative expenses for the years ended December 31, 2021 and 2020:

	2021	2020
Selling, general and administrative expenses
Legal and accounting	$166	$224
Salaries and related expenses	819	975
Board related expenses	99	99
Advertising	65	85
Rent and utilities	53	52
Loan and foreclosed asset expenses	348	498
Travel	154	140
Other	169	112
Total SG&A	$1,873	$2,185